Comprehensive Income	6 Months Ended
Jun. 30, 2013
Stockholders Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 13 – Comprehensive Income

The following table reconciles equity attributable to noncontrolling interests:

	Three Months ended June 30,		Six Months ended June 30
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning balance	53,279	26,386	46,253	22,334
Net income attributable to noncontrolling interest	4,858	7,528	11,869	10,836
Foreign currency translation adjustments	(302)	(745)	(287)	(1)
Ending balance	57,835	33,169	57,835	33,169